INVESTMENT IN BIG RIDGE GOLD CORP (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN BIG RIDGE GOLD CORP
Investment In Big Ridge Gold Corp.
	December 31, 2023	December 31, 2022
Balance, beginning of period	$2,119	$1,491
Equity (loss)	(149)	(144)
Completion of Stage 1 Earn-in	-	2,175
Impairment of Investment in Big Ridge	-	(1,403)
Dilution losses on Investment	(564)	-
Balance, end of period	$1,406	$2,119